Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Financial Risk Management [Abstract]
Summary of Credit Risk

The maximum credit risk exposure is as follows:

	December 31, 2023		December 31, 2022
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	43,258	—	39,797
Other receivables	—	140	—	16
Loans to employees	180	18	—	14
Trade and other financial receivables	180	43,416	—	39,827
Loans granted to Joint Venture
Guarantee deposit	1,341	—	1,133	—
Non-current financial assets	1,521	—	1,133	—
Guarantee deposit		82		560
Financial investments	—	5,728	—	5,397
Other current financial assets	—	5,810	—	5,957
Total	1,521	49,226	1,133	45,784

Summary of Interest Rate Risk

Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates.

(In thousand Euros)	Currency	December 31, 2023	December 31, 2022
Fixed rate Loan	EUR	27,926	32,125
Floating rate loan	EUR	179,431	101,502
Total		207,357	133,627
This analysis assumes that all other variables are held constant and considers the effect of interest rates.

	2023		2022		2021
(In thousand Euros)	Profit or loss		Profit or loss		Profit or loss
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	(1,951)	1,951	(1,317)	1,317	(691)	691

Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening)

The following table shows the sensitivity of monetary assets and liabilities to a reasonably possible strengthening (weakening) of the Euro in each of the foreign currencies as of December 31. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	2023		2022		2021
	Profit or loss		Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	(1,270)	1,552	(565)	691	(8,819)	10,779

Summary of Liquidity Risk	Details of working capital are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
Current assets	256,924	255,171
Current liabilities	190,774	178,793
Total	66,150	76,378

Summary of Maturity Analysis for Derivative Financial Liabilities

Details of the maturities, by year, of the principal of the loans and borrowings at December 31, are as follows:

	December 31, 2023
(In Euros)	Capital	Interest	Total
2024	126,496	9,682	136,179
2025	25,533	5,784	31,317
2026	22,859	3,520	26,379
2027	15,831	1,868	17,699
2028	12,017	815	12,831
More than five years	4,621	163	4,784
Total	207,357	21,832	229,189

	December 31, 2022
(In Euros)	Capital	Interest	Total
2023	89,268	3,428	92,696
2024	12,063	2,785	14,848
2025	10,688	2,014	12,702
2026	8,024	1,398	9,422
2027	6,907	838	7,745
More than five years	6,677	759	7,436
Total	133,627	11,222	144,849